Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.36%
Aerospace & Defense–2.74%
AAR Corp.(b)	299,018	$32,730,510
ATI, Inc.(b)	111,008	16,147,224
Kratos Defense & Security Solutions, Inc.(b)	165,574	11,674,623
		60,552,357
Agricultural & Farm Machinery–0.86%
AGCO Corp.	163,231	18,913,576
Apparel, Accessories & Luxury Goods–0.83%
Kontoor Brands, Inc.	262,363	18,441,495
Application Software–1.27%
Manhattan Associates, Inc.(b)	129,163	17,194,179
Unity Software, Inc.(b)	494,542	10,850,251
		28,044,430
Asset Management & Custody Banks–0.74%
Federated Hermes, Inc., Class B	287,569	16,308,038
Automotive Parts & Equipment–2.31%
Dorman Products, Inc.(b)	223,758	23,351,385
Visteon Corp.	303,968	27,694,524
		51,045,909
Automotive Retail–1.51%
AutoNation, Inc.(b)	170,916	33,373,058
Biotechnology–3.53%
ADMA Biologics, Inc.(b)	985,678	8,880,959
Arrowhead Pharmaceuticals, Inc.(b)(c)	266,911	16,735,320
BridgeBio Pharma, Inc.(b)(c)	434,199	32,243,618
Twist Bioscience Corp.(b)(c)	423,872	20,142,397
		78,002,294
Building Products–2.30%
Hayward Holdings, Inc.(b)	1,177,715	15,757,826
Zurn Elkay Water Solutions Corp.	780,333	34,990,132
		50,747,958
Commercial & Residential Mortgage Finance–1.38%
PennyMac Financial Services, Inc.	349,041	30,506,183
Communications Equipment–0.60%
Applied Optoelectronics, Inc.(b)	158,041	13,368,688
Construction & Engineering–0.79%
Fluor Corp.(b)	376,694	17,572,775
Construction Machinery & Heavy Transportation Equipment– 3.67%
Allison Transmission Holdings, Inc.	234,779	27,483,230
Atmus Filtration Technologies, Inc.	565,395	32,097,474
Federal Signal Corp.	199,807	21,607,129
		81,187,833
Construction Materials–0.74%
Eagle Materials, Inc.(c)	85,916	16,276,786
Shares		Value
Diversified Banks–0.70%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	293,160	$15,385,037
Diversified Metals & Mining–0.47%
MP Materials Corp.(b)	217,518	10,497,419
Diversified REITs–1.63%
Essential Properties Realty Trust, Inc.	1,186,956	36,035,984
Education Services–1.31%
Bright Horizons Family Solutions, Inc.(b)	115,297	9,469,343
Stride, Inc.(b)(c)	219,974	19,395,107
		28,864,450
Electric Utilities–0.97%
Portland General Electric Co.	407,860	21,522,772
Electronic Components–1.37%
Belden, Inc.	264,091	30,325,570
Electronic Equipment & Instruments–2.57%
Badger Meter, Inc.	94,705	14,428,307
Itron, Inc.(b)	262,821	23,556,646
Ralliant Corp.	455,265	18,934,471
		56,919,424
Electronic Manufacturing Services–1.16%
Sanmina Corp.(b)(c)	198,038	25,673,646
Environmental & Facilities Services–1.25%
Casella Waste Systems, Inc., Class A(b)	348,129	27,620,555
Financial Exchanges & Data–1.20%
Bullish (Cayman Islands)(b)(c)	298,323	10,659,081
Miami International Holdings, Inc.(b)	409,345	15,931,707
		26,590,788
Food Distributors–0.58%
Chefs’ Warehouse, Inc. (The)(b)(c)	217,216	12,913,491
Footwear–1.04%
Steven Madden Ltd.	675,338	22,907,465
Gas Utilities–0.89%
Chesapeake Utilities Corp.	155,942	19,706,391
Gold–0.55%
Coeur Mining, Inc.(b)	649,870	12,198,060
Health Care Facilities–0.83%
Encompass Health Corp.	190,704	18,446,798
Health Care REITs–1.84%
American Healthcare REIT, Inc.	864,240	40,757,558
Health Care Services–4.17%
Addus HomeCare Corp.(b)(c)	141,495	13,251,007
BrightSpring Health Services, Inc.(b)	922,572	39,310,793
Guardant Health, Inc.(b)	372,810	34,436,459
Lumexa Imaging Holdings, Inc.(b)(c)	608,215	5,230,649
		92,228,908
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Heavy Electrical Equipment–1.22%
Bloom Energy Corp., Class A(b)	198,670	$26,917,798
Homebuilding–2.02%
Champion Homes, Inc.(b)	305,609	22,728,141
KB Home(c)	422,613	21,870,223
		44,598,364
Hotels, Resorts & Cruise Lines–1.08%
Wyndham Hotels & Resorts, Inc.	293,455	23,837,350
Human Resource & Employment Services–0.77%
Korn Ferry	270,062	17,000,403
Industrial Machinery & Supplies & Components–4.63%
Enpro, Inc.	186,978	46,866,036
ESAB Corp.	289,327	27,966,348
Gates Industrial Corp. PLC(b)	1,216,399	27,502,781
		102,335,165
Industrial REITs–1.39%
Terreno Realty Corp.(c)	498,852	30,639,490
Investment Banking & Brokerage–1.08%
BGC Group, Inc., Class A	2,451,859	23,979,181
IT Consulting & Other Services–1.10%
ASGN, Inc.(b)	630,116	24,391,790
Leisure Facilities–0.72%
Life Time Group Holdings, Inc.(b)(c)	586,912	15,811,409
Life Sciences Tools & Services–2.31%
Adaptive Biotechnologies Corp.(b)	1,251,153	17,366,003
BioLife Solutions, Inc.(b)	868,060	16,562,585
Repligen Corp.(b)(c)	145,022	17,086,492
		51,015,080
Metal, Glass & Plastic Containers–1.07%
Silgan Holdings, Inc.	608,410	23,606,308
Oil & Gas Drilling–1.77%
Helmerich & Payne, Inc.	1,084,821	39,086,101
Oil & Gas Equipment & Services–2.56%
Kodiak Gas Services, Inc.	664,072	38,728,679
Weatherford International PLC	189,556	17,928,207
		56,656,886
Oil & Gas Exploration & Production–1.71%
Northern Oil and Gas, Inc.	1,297,328	37,920,897
Other Specialized REITs–1.65%
Outfront Media, Inc.	1,375,527	36,451,466
Personal Care Products–0.58%
Interparfums, Inc.(c)	141,784	12,879,659
Pharmaceuticals–2.20%
Alumis, Inc.(b)(c)	474,189	10,446,384
Collegium Pharmaceutical, Inc.(b)	365,916	12,100,842
Nektar Therapeutics(b)	181,904	13,087,993
Tarsus Pharmaceuticals, Inc.(b)	186,547	13,086,272
		48,721,491
Shares		Value
Property & Casualty Insurance–1.75%
Definity Financial Corp. (Canada)	314,311	$14,797,087
Skyward Specialty Insurance Group, Inc.(b)	548,660	23,965,469
		38,762,556
Real Estate Services–0.23%
Cushman & Wakefield Ltd.(b)	420,471	5,154,974
Regional Banks–10.84%
Ameris Bancorp	301,335	23,501,117
Banc of California, Inc.	1,482,801	26,067,641
Cathay General Bancorp	613,076	30,567,969
Columbia Banking System, Inc.	1,421,055	38,979,539
OceanFirst Financial Corp.	793,722	14,318,745
United Community Banks, Inc.	566,338	17,833,984
Webster Financial Corp.	470,796	32,682,658
Wintrust Financial Corp.	267,300	37,138,662
WSFS Financial Corp.(c)	285,944	18,717,894
		239,808,209
Restaurants–2.01%
Cheesecake Factory, Inc. (The)(c)	609,040	33,344,940
Dutch Bros, Inc., Class A(b)	218,667	11,077,670
		44,422,610
Semiconductor Materials & Equipment–1.25%
MKS, Inc.	120,422	27,674,180
Semiconductors–6.25%
Allegro MicroSystems, Inc.(b)	843,832	26,606,023
Credo Technology Group Holding Ltd.(b)	137,134	12,872,768
Lattice Semiconductor Corp.(b)	343,485	31,861,669
MACOM Technology Solutions Holdings, Inc.(b)	116,296	25,825,853
Rambus, Inc.(b)	122,998	10,581,518
Silicon Laboratories, Inc.(b)	146,586	30,511,876
		138,259,707
Steel–1.28%
Commercial Metals Co.	462,062	28,384,469
Transaction & Payment Processing Services–1.09%
Marqeta, Inc., Class A(b)	3,262,412	13,310,641
Paymentus Holdings, Inc., Class A(b)	420,549	10,681,945
		23,992,586
Total Common Stocks & Other Equity Interests (Cost $1,681,942,425)		2,175,243,825
Money Market Funds–1.41%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	10,165,590	10,165,590
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	20,957,639	20,957,639
Total Money Market Funds (Cost $31,123,229)		31,123,229
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $1,713,065,654)		2,206,367,054
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.53%
Invesco Private Government Fund, 3.63%(d)(e)(f)	40,182,836	$40,182,836
Invesco Private Prime Fund, 3.80%(d)(e)(f)	104,272,762	104,283,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $144,476,314)		144,466,025
TOTAL INVESTMENTS IN SECURITIES–106.30% (Cost $1,857,541,968)		2,350,833,079
OTHER ASSETS LESS LIABILITIES—(6.30)%		(139,365,295)
NET ASSETS–100.00%		$2,211,467,784
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,808,628	$70,344,552	$(68,987,590)	$-	$-	$10,165,590	$110,443
Invesco Treasury Portfolio, Institutional Class	18,437,566	130,639,883	(128,119,810)	-	-	20,957,639	221,744
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,826,686	151,106,526	(160,750,376)	-	-	40,182,836	627,659*
Invesco Private Prime Fund	129,538,157	341,112,246	(366,331,776)	(10,289)	(25,149)	104,283,189	1,699,069*
Total	$206,611,037	$693,203,207	$(724,189,552)	$(10,289)	$(25,149)	$175,589,254	$2,658,915

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,175,243,825	$—	$—	$2,175,243,825
Money Market Funds	31,123,229	144,466,025	—	175,589,254
Total Investments	$2,206,367,054	$144,466,025	$—	$2,350,833,079
Invesco Main Street Small Cap Fund®